FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 8. FAIR VALUE MEASUREMENTS

The Company analyzes all financial instruments with features of both liabilities and equity under the FASB accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts and other receivables, prepaid and other current assets, accounts payable, accrued expenses, and loan payable, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Note 8. FAIR VALUE MEASUREMENTS

The Company analyzes all financial instruments with features of both liabilities and equity under the FASB accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts and other receivables, prepaid and other current assets, accounts payable, accrued expenses, and loan payable, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.